Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Nov. 01, 2017
Supplement [Text Block]	jpmt21_SupplementTextBlock

J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Balanced Fund

JPMorgan Investor Growth & Income Fund

JPMorgan Investor Growth Fund

(Class A Shares)

(each, a series of JPMorgan Trust II)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 30, 2018 to the

Summary Prospectuses, Prospectus and

Statement of Additional Information

dated November 1, 2017, as supplemented

Changes to Sales Charges, Breakpoints and Finders’ Fees for Class A Shares purchased on or after September 30, 2018. Effective September 30, 2018 (the “Effective Date”), the Board of Trustees of the Funds has approved changes to the sales charges, breakpoint schedules and finders’ fees for Class A Shares of the Funds. If you purchase $250,000 or more of Class A Shares of the Funds on or after the Effective Date, you will no longer be assessed a sales charge. In addition, on the Effective Date, shareholders may qualify for reduced sales charges if they purchase at least $50,000 in the Funds. In connection with these changes, the following changes will be made to the Summary Prospectuses, Prospectus and Statement of Additional Information on the Effective Date.

Fees and Expense Table Changes. On the Effective Date, the second sentence in the Summary Prospectuses and Prospectus for the Funds under “Fees and Expenses of the Fund” will be replaced with the following:

You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds.

In addition, on the Effective Date, the table entitled “Shareholder Fees” in the Fund’s Summary Prospectus and Prospectus will be deleted and replaced with the following:

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	4.50%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares for purchases on or after September 30, 2018	NONE	1.00%	NONE
	(Under $250,000)
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares for purchases prior to September 30, 2018	NONE	1.00%	NONE
	(under $1 million)

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Investor Conservative Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt21_SupplementTextBlock

J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Conservative Growth Fund

(Class A Shares)

(each, a series of JPMorgan Trust II)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 30, 2018 to the

Summary Prospectuses, Prospectus and

Statement of Additional Information

dated November 1, 2017, as supplemented

Changes to Sales Charges, Breakpoints and Finders’ Fees for Class A Shares purchased on or after September 30, 2018. Effective September 30, 2018 (the “Effective Date”), the Board of Trustees of the Funds has approved changes to the sales charges, breakpoint schedules and finders’ fees for Class A Shares of the Funds. If you purchase $250,000 or more of Class A Shares of the Funds on or after the Effective Date, you will no longer be assessed a sales charge. In addition, on the Effective Date, shareholders may qualify for reduced sales charges if they purchase at least $50,000 in the Funds. In connection with these changes, the following changes will be made to the Summary Prospectuses, Prospectus and Statement of Additional Information on the Effective Date.

Fees and Expense Table Changes. On the Effective Date, the second sentence in the Summary Prospectuses and Prospectus for the Funds under “Fees and Expenses of the Fund” will be replaced with the following:

You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds.

In addition, on the Effective Date, the table entitled “Shareholder Fees” in the Fund’s Summary Prospectus and Prospectus will be deleted and replaced with the following:

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	4.50%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares for purchases on or after September 30, 2018	NONE	1.00%	NONE
	(Under $250,000)
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares for purchases prior to September 30, 2018	NONE	1.00%	NONE
	(under $1 million)

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Investor Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt21_SupplementTextBlock

J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Balanced Fund

(Class A Shares)

(each, a series of JPMorgan Trust II)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 30, 2018 to the

Summary Prospectuses, Prospectus and

Statement of Additional Information

dated November 1, 2017, as supplemented

Changes to Sales Charges, Breakpoints and Finders’ Fees for Class A Shares purchased on or after September 30, 2018. Effective September 30, 2018 (the “Effective Date”), the Board of Trustees of the Funds has approved changes to the sales charges, breakpoint schedules and finders’ fees for Class A Shares of the Funds. If you purchase $250,000 or more of Class A Shares of the Funds on or after the Effective Date, you will no longer be assessed a sales charge. In addition, on the Effective Date, shareholders may qualify for reduced sales charges if they purchase at least $50,000 in the Funds. In connection with these changes, the following changes will be made to the Summary Prospectuses, Prospectus and Statement of Additional Information on the Effective Date.

Fees and Expense Table Changes. On the Effective Date, the second sentence in the Summary Prospectuses and Prospectus for the Funds under “Fees and Expenses of the Fund” will be replaced with the following:

You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds.

In addition, on the Effective Date, the table entitled “Shareholder Fees” in the Fund’s Summary Prospectus and Prospectus will be deleted and replaced with the following:

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	4.50%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares for purchases on or after September 30, 2018	NONE	1.00%	NONE
	(Under $250,000)
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares for purchases prior to September 30, 2018	NONE	1.00%	NONE
	(under $1 million)

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Investor Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt21_SupplementTextBlock

J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Growth & Income Fund

(Class A Shares)

(each, a series of JPMorgan Trust II)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 30, 2018 to the

Summary Prospectuses, Prospectus and

Statement of Additional Information

dated November 1, 2017, as supplemented

Changes to Sales Charges, Breakpoints and Finders’ Fees for Class A Shares purchased on or after September 30, 2018. Effective September 30, 2018 (the “Effective Date”), the Board of Trustees of the Funds has approved changes to the sales charges, breakpoint schedules and finders’ fees for Class A Shares of the Funds. If you purchase $250,000 or more of Class A Shares of the Funds on or after the Effective Date, you will no longer be assessed a sales charge. In addition, on the Effective Date, shareholders may qualify for reduced sales charges if they purchase at least $50,000 in the Funds. In connection with these changes, the following changes will be made to the Summary Prospectuses, Prospectus and Statement of Additional Information on the Effective Date.

Fees and Expense Table Changes. On the Effective Date, the second sentence in the Summary Prospectuses and Prospectus for the Funds under “Fees and Expenses of the Fund” will be replaced with the following:

You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds.

In addition, on the Effective Date, the table entitled “Shareholder Fees” in the Fund’s Summary Prospectus and Prospectus will be deleted and replaced with the following:

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	4.50%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares for purchases on or after September 30, 2018	NONE	1.00%	NONE
	(Under $250,000)
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares for purchases prior to September 30, 2018	NONE	1.00%	NONE
	(under $1 million)

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Investor Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt21_SupplementTextBlock

J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Growth Fund

(Class A Shares)

(each, a series of JPMorgan Trust II)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 30, 2018 to the

Summary Prospectuses, Prospectus and

Statement of Additional Information

dated November 1, 2017, as supplemented

Changes to Sales Charges, Breakpoints and Finders’ Fees for Class A Shares purchased on or after September 30, 2018. Effective September 30, 2018 (the “Effective Date”), the Board of Trustees of the Funds has approved changes to the sales charges, breakpoint schedules and finders’ fees for Class A Shares of the Funds. If you purchase $250,000 or more of Class A Shares of the Funds on or after the Effective Date, you will no longer be assessed a sales charge. In addition, on the Effective Date, shareholders may qualify for reduced sales charges if they purchase at least $50,000 in the Funds. In connection with these changes, the following changes will be made to the Summary Prospectuses, Prospectus and Statement of Additional Information on the Effective Date.

Fees and Expense Table Changes. On the Effective Date, the second sentence in the Summary Prospectuses and Prospectus for the Funds under “Fees and Expenses of the Fund” will be replaced with the following:

You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds.

In addition, on the Effective Date, the table entitled “Shareholder Fees” in the Fund’s Summary Prospectus and Prospectus will be deleted and replaced with the following:

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	4.50%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares for purchases on or after September 30, 2018	NONE	1.00%	NONE
	(Under $250,000)
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares for purchases prior to September 30, 2018	NONE	1.00%	NONE
	(under $1 million)

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE